Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Goodwill

11.	Goodwill

	January 1, 2018		Additions	Disposals	December 31, 2018

Cost	Ps.	348,441	-	-	348,441

	December 31, 2018		Additions	Disposals	December 31, 2019

Cost	Ps.	348,441	-	-	348,441

Goodwill corresponds to the excess resulted between the consideration paid and the fair values of the net assets acquired at the date of acquisition paid by BLHM and Strevo as mentioned in Note 2o. Goodwill was generated by different legal entities and transmitted to the Group through the mergers carried out on November 30, 2002 and July 28, 2017, respectively.

For the purposes of impairment testing, goodwill has been allocated to one CGU. The recoverable amount of the CGU was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

The values assigned to the key assumptions represent management´s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

At December 31, 2019 and 2018, the estimated recoverable amount of the CGU exceeded its carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both internal and external sources.

In percent	2019	2018
Discount rate	12.4	15.7
Terminal Value Growth Rate	3.0	3.0
Budgeted EBITDA Growth Rate	14.0	14.8

The discount rate was a post-tax measurement estimated based on the historical industry average, weighted-average cost of capital and a market interest rate of 7.2% as of December 31, 2019.

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.